Liquidity Risk - Summary of Wholesale Funding by Currency (Details) - Liquidity risk	Dec. 31, 2025	Dec. 31, 2024
Sterling
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	55.00%	60.00%
Sterling | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	37.00%	44.00%
Sterling | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	60.00%	65.00%
Sterling | Deposits by banks | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	1.00%	1.00%
Sterling | Certificates of deposit and commercial paper | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	36.00%	24.00%
Sterling | Senior unsecured | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	20.00%	26.00%
Sterling | Senior unsecured | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	31.00%	80.00%
Sterling | Subordinated liabilities and equity | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	95.00%	89.00%
Sterling | Covered bonds | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	49.00%	48.00%
Sterling | Securitisation and structured issuance | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
Sterling | Securitisation and structured issuance | Other group entities
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
Sterling | TFSME | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
Sterling | Subordinated liabilities | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	77.00%	76.00%
US Dollar
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	24.00%	23.00%
US Dollar | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	53.00%	47.00%
US Dollar | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	13.00%	15.00%
US Dollar | Deposits by banks | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	97.00%	97.00%
US Dollar | Certificates of deposit and commercial paper | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	64.00%	67.00%
US Dollar | Senior unsecured | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	67.00%	61.00%
US Dollar | Senior unsecured | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | Subordinated liabilities and equity | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	5.00%	11.00%
US Dollar | Covered bonds | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	8.00%	9.00%
US Dollar | Securitisation and structured issuance | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | Securitisation and structured issuance | Other group entities
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | TFSME | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | Subordinated liabilities | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	23.00%	24.00%
Euro
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	20.00%	16.00%
Euro | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	9.00%	9.00%
Euro | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	25.00%	18.00%
Euro | Deposits by banks | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	1.00%	2.00%
Euro | Certificates of deposit and commercial paper | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	8.00%
Euro | Senior unsecured | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	11.00%	12.00%
Euro | Senior unsecured | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	69.00%	20.00%
Euro | Subordinated liabilities and equity | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Covered bonds | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	39.00%	40.00%
Euro | Securitisation and structured issuance | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Securitisation and structured issuance | Other group entities
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | TFSME | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Subordinated liabilities | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	1.00%	1.00%
Other | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	1.00%	0.00%
Other | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	2.00%	2.00%
Other | Deposits by banks | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	1.00%	0.00%
Other | Certificates of deposit and commercial paper | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	1.00%
Other | Senior unsecured | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	2.00%	1.00%
Other | Senior unsecured | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Subordinated liabilities and equity | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Covered bonds | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	4.00%	3.00%
Other | Securitisation and structured issuance | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Securitisation and structured issuance | Other group entities
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | TFSME | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Subordinated liabilities | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%